NOTES PAYABLE - 15% Notes (Details)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) EquityInstruments $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 23, 2020	Jun. 30, 2020	Jan. 08, 2020 USD ($)	Sep. 30, 2019
NOTES PAYABLE
Repayment of notes			$ 200,000	$ 975,000	$ 2,106,000	$ 5,898,000
Exercise price of warrants | $ / shares		$ 1.00		$ 1.00
Number of shares issued by each warrant | shares		1		1
Debt principal amount converted				$ 250,000	957,056
Additional paid-in capital	$ 75,891,414		78,632,934		75,891,414	61,468,034
Deemed dividends					$ 830,494	2,341,000
Warrant cashless exercises, Shares | shares					259,415
Mortgage Loan
NOTES PAYABLE
Aggregate principal amount									$ 975,000
15% Notes
NOTES PAYABLE
Aggregate principal amount		$ 2,031,000		$ 2,031,000		$ 300,000
Interest rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%				12.00%
Face amount of debt exchanged						$ 1,000,000.0
Repayment of notes	$ 2,100,000		200,000
Proceeds from debt		$ 525,000		$ 525,000		300,000
Repayment limit for full payment		$ 5,000,000
Number of warrants issued | EquityInstruments		3
Debt principal amount converted					$ 250,000
Number of warrants issued upon conversion | shares		6,993,000
Additional paid-in capital	3,653				3,653
Amortization of debt discount			$ 0	69,159	279,676	$ 2,883
15% Notes | Extinguishment of debt
NOTES PAYABLE
Additional paid-in capital	668,335				668,335
10% Notes
NOTES PAYABLE
Aggregate principal amount	$ 2,940,000				$ 2,940,000
Interest rate (as a percent)	10.00%		10.00%		10.00%	10.00%	10.00%
Amortization of debt discount			$ 21,393	0	$ 2,944	$ 0
10% Notes | Extinguishment of debt
NOTES PAYABLE
Additional paid-in capital	$ 131,000				131,000
12% Notes 2019 [Member]
NOTES PAYABLE
Aggregate principal amount		$ 1,506,000		$ 1,506,000
Interest rate (as a percent)										12.00%
Amortization of debt discount					$ 12,635	$ 23,432
Warrant A 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares					250,000
Warrants exercised | shares	1,131,000				1,131,000
Shares issued in cashless exercise of warrants | shares	282,813
Warrant B 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares					250,000
Warrant C 2020
NOTES PAYABLE
Number of warrants issued upon conversion | shares					250,000
15% Warrants
NOTES PAYABLE
Interest rate (as a percent)	15.00%	15.00%		15.00%	15.00%	15.00%		15.00%
Exercise price of warrants | $ / shares		$ 0.45		$ 0.45
15% Warrants | Debt discount
NOTES PAYABLE
Additional paid-in capital	$ 333,056				$ 333,056
Common Stock awards
NOTES PAYABLE
Warrant cashless exercises, Amount					$ 33,961
Warrant cashless exercises, Shares | shares					259,415